Loan Receivable - Schedule of Loan Receivable (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Short term loan receivable	€ 311,171	€ 19,514
Short Term Loan Receivable [Member]
Current assets
Short term loan receivable	€ 311,171	€ 19,514